Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Past Due Financing Receivables [Table Text Block]
The following is a summary of an aging of the Company’s markers receivable by jurisdiction that may refuse to enforce such debts:

Jurisdiction/Aging	December 31, 2013	% of total markers receivable	December 31, 2012	% of total markers receivable
PRC
0-30 days	$53,574,330		$40,749,342
31-60 days	30,406,634		28,065,490
61-90 days	7,011,955		26,651,442
Greater than 90 days	2,185,997		4,012,489
Total	$93,178,916	38%	$99,478,763	41%

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
Additional information regarding the valuation technique and inputs used is as follows:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value
Contingent Consideration	as of 12/31/2013	Valuation Techniques	Unobservable Input	Range

King’s Gaming	$9,000,000	Forecasted Performance, 2014-2020	Chip Turnover Annual Growth	1.9% - 10.0%

		Forecasted Performance, 2014-2020	Operating Income/Chip Turnover	0.14% - 0.16%

		Monte Carlo Method	Average Simulated Share Prices	$2.08- $2.91

Oriental VIP Room	$36,528,269	Forecasted Performance, 2014-June 2016	Chip Turnover Annual Growth	(12.0)% - (16.0%)

		Monte Carlo Method	Average Simulated Share Prices	$2.67- $2.98

Bao-Li Gaming	$33,027,050	Forecasted Performance, 2014-2015	Chip Turnover Annual Growth	5.0% - (60.0%)

		Monte Carlo Method	Average Simulated Share Prices	$2.76- $2.90

Contingent	Fair Value	Valuation
Consideration	as of 12/31/2012	Techniques	Unobservable Input	Range

King’s Gaming	$18,000,000	Forecasted Performance, 2013-2020	Chip Turnover Annual Growth	1.9% - 15.0%

		Forecasted Performance, 2013-2020	Operating Income/Chip Turnover	0.28% - 0.30%

		Monte Carlo Method	Average Simulated Share Prices	$2.95 - $3.38

Bao-Li Gaming	$32,294,981	Forecasted Performance, 2013-2015	Chip Turnover Annual Growth	5.0% - 19.0%

		Monte Carlo Method	Average Simulated Share Prices	$3.06 - $3.09

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The calculations of earnings per share are computed as follows for the years ended December 31, :

	2013	2012	2011

Numerator:
Net income attributable to Ordinary Shareholders for basic and diluted earnings per share	$5,387,502	$70,119,242	$77,253,510
Denominator:
Denominator for basic earnings per share
- Weighted-average Ordinary Shares outstanding during the year	53,030,405	45,752,743	40,398,512
Effect of dilutive securities:
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives	-	-	987,163
- Weighted-average Director shares issued/ issuable	167	179	89
- Weighted average Unit Purchase Option	-	-	439,409
- Bao Li earn out shares	180,000	-	-

Denominator for diluted earnings per share	53,210,572	45,752,922	41,825,173

Basic earnings per share	$0.10	$1.53	$1.91
Diluted earnings per share	$0.10	$1.53	$1.85

Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount [Table Text Block]
Any translation adjustments resulting are not included in determining net income but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	December 31, 2013	December 31, 2012	December 31, 2011
Period end HK$:US$ exchange rate	$7.75	$7.75	$7.78
Average annual HK$:US$ exchange rate	$7.76	$7.76	$7.78